Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2055 Fund

June 30, 2020

Z55-QTLY-0820
1.9884250.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	737	$13,218
Fidelity Series Commodity Strategy Fund (a)	782	3,003
Fidelity Series Large Cap Growth Index Fund (a)	715	8,991
Fidelity Series Large Cap Stock Fund (a)	653	9,187
Fidelity Series Large Cap Value Index Fund (a)	1,578	17,342
Fidelity Series Small Cap Opportunities Fund (a)	360	4,404
Fidelity Series Value Discovery Fund (a)	531	6,209
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,852)		62,354

International Equity Funds - 40.5%
Fidelity Series Canada Fund (a)	288	2,744
Fidelity Series Emerging Markets Fund (a)	211	1,805
Fidelity Series Emerging Markets Opportunities Fund (a)	851	16,306
Fidelity Series International Growth Fund (a)	435	7,459
Fidelity Series International Index Fund (a)	322	3,058
Fidelity Series International Small Cap Fund (a)	152	2,430
Fidelity Series International Value Fund (a)	887	7,460
Fidelity Series Overseas Fund (a)	720	7,431
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $49,400)		48,693

Bond Funds - 6.2%
Fidelity Series Emerging Markets Debt Fund (a)	87	779
Fidelity Series Floating Rate High Income Fund (a)	20	170
Fidelity Series High Income Fund (a)	96	844
Fidelity Series Inflation-Protected Bond Index Fund (a)	228	2,386
Fidelity Series International Credit Fund (a)	4	40
Fidelity Series Long-Term Treasury Bond Index Fund (a)	263	2,734
Fidelity Series Real Estate Income Fund (a)	52	503
TOTAL BOND FUNDS
(Cost $7,233)		7,456

Short-Term Funds - 1.4%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	14	14
Fidelity Series Short-Term Credit Fund (a)	21	213
Fidelity Series Treasury Bill Index Fund (a)	144	1,444
TOTAL SHORT-TERM FUNDS
(Cost $1,663)		1,671
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $121,148)		120,174
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$120,174

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$9,837	$776	$1,222	$--	$102	$3,725	$13,218
Fidelity Series Canada Fund	2,519	56	203	--	(39)	411	2,744
Fidelity Series Commodity Strategy Fund	3,433	103	672	--	(189)	328	3,003
Fidelity Series Emerging Markets Debt Fund	705	11	15	11	(3)	81	779
Fidelity Series Emerging Markets Fund	1,221	324	14	--	(4)	278	1,805
Fidelity Series Emerging Markets Opportunities Fund	11,230	2,454	165	--	(9)	2,796	16,306
Fidelity Series Floating Rate High Income Fund	157	2	--	2	--	11	170
Fidelity Series Government Money Market Fund 0.25%	957	452	1,395	1	--	--	14
Fidelity Series High Income Fund	777	11	--	12	--	56	844
Fidelity Series Inflation-Protected Bond Index Fund	2,308	267	270	1	--	81	2,386
Fidelity Series International Credit Fund	37	--	--	--	--	3	40
Fidelity Series International Growth Fund	6,827	386	961	--	24	1,183	7,459
Fidelity Series International Index Fund	2,704	43	113	--	(13)	437	3,058
Fidelity Series International Small Cap Fund	2,017	28	11	--	(1)	397	2,430
Fidelity Series International Value Fund	6,451	475	666	--	(113)	1,313	7,460
Fidelity Series Large Cap Growth Index Fund	7,401	499	774	165	66	1,799	8,991
Fidelity Series Large Cap Stock Fund	7,688	291	128	--	(2)	1,338	9,187
Fidelity Series Large Cap Value Index Fund	14,212	1,347	204	--	(41)	2,028	17,342
Fidelity Series Long-Term Treasury Bond Index Fund	2,584	469	254	54	44	(109)	2,734
Fidelity Series Overseas Fund	6,598	247	671	--	(58)	1,315	7,431
Fidelity Series Real Estate Income Fund	433	6	--	7	--	64	503
Fidelity Series Short-Term Credit Fund	204	1	--	1	1	7	213
Fidelity Series Small Cap Opportunities Fund	3,609	288	224	--	(46)	777	4,404
Fidelity Series Treasury Bill Index Fund	2,710	10	1,267	10	(4)	(5)	1,444
Fidelity Series Value Discovery Fund	4,500	947	--	--	--	762	6,209
	$101,119	$9,493	$9,229	$264	$(285)	$19,076	$120,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.